Shareholders' Equity - Components of Company's Regulatory Capital Requirements Under Banking Regulations (Detail) (Parenthetical)	Dec. 31, 2020	Dec. 31, 2019
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital conservation buffer ratio		0.025
Stress capital buffer ratio	0.025